SEGMENT REPORTING - Reconciliation of Segment Gross Profit to Net Loss Before Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting [Abstract]
Gross profit	$ 94,178	$ 68,180
Selling, general and administrative	119,879	100,687
Research and development	1,805	2,720
Interest expense, net	8,711	8,850
Change in fair value of derivative warrant liabilities	(20,673)	(1,122)
Other income, net	(285)	(1,666)
Income (loss) before income taxes	(15,259)	(41,289)
Income tax (benefit) expense	(2,353)	(4,509)
Net loss	$ (12,906)	$ (36,780)